SUBSEQUENT EVENTS (Details)			12 Months Ended
	Jan. 01, 2024 CAD ($) shares $ / shares	Dec. 14, 2022 CAD ($) $ / shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 Options shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2022 Options shares
Disclosure of non-adjusting events after reporting period [line items]
Ifrs Share Price | $ / shares		$ 8.00
Proceeds from issue of ordinary shares | $		$ 50,000,000	$ 78,986,588				$ 52,549,677
Proceeds from issuing shares | $			$ 22,440,215				$ 2,489,754
Number of stock options exercised				178,500		178,500			4,341,875	4,341,875
Weighted average exercise price of stock option exercised | $ / shares					$ 0.74			$ 1.76
Number of share options expired in share-based payment arrangement | Options						402,875				40,125
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares					$ 6.55			$ 7.12
At Market Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid | shares			3,552,224	3,552,224	3,552,224	3,552,224	500,229	500,229	500,229	500,229
Ifrs Share Price | $ / shares					$ 6.47			$ 5.10
Proceeds from issue of ordinary shares | $			$ 22,980,338				$ 2,549,677
Other fee and commission expense | $			$ 540,123				$ 59,923
Sale of stock | At Market Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid | shares	2,217,353
Ifrs Share Price | $ / shares	$ 4.63
Proceeds from issue of ordinary shares | $	$ 10,262,236
Proceeds from issuing shares | $	10,021,027
Other fee and commission expense | $	$ 241,209
Stock options expired
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options exercised | shares	6,375
Weighted average exercise price of stock option exercised | $ / shares	$ 6.79
Number of share options expired in share-based payment arrangement | shares	5,000
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	$ 5.68